Description Of Business, Basis Of Presentation, And Changes In Significant Accounting Policies Correction of Immaterial Error (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Immaterial Error [Member]	Dec. 31, 2009 Immaterial Error [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 19,898				$ 19,280				$ 19,898	$ 19,280	$ 20,398	$ 20,741	$ 91
Net income (loss)	$ 1,400	$ 384	$ (898)	$ 310	$ (206)	$ (210)	$ 113	$ 146	$ 1,196	$ (157)	$ 1,029		$ 46	$ 45